INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of interest income [Abstract]
Disclosure of detailed information for interest income [Text Block]
	2021	2020	2019
	US$’000	US$’000	US$’000

Interest on loans to joint ventures (Note 5)	-	112	983
Bank interests	201	355	899
	201	467	1,882